OTHER GAINS AND LOSSES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment	$ 2,729,788	$ 981,808	$ 22,851,318
Donations	(445,313)	(601,065)	(477,053)
Gain over tax credit assignment	211,395	159,891	740,405
Contingencies	(1,196,549)	(1,858,098)	(2,535,431)
Leases	996,942	854,007	1,135,670
Service fee from ADS Depositary bank	1,854,671	1,913,829	963,136
Miscellaneous	404,303	548,848	279,641
Total	$ 4,555,237	$ 1,999,220	$ 22,957,686